SHARE-BASED AWARDS (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED AWARDS
Schedule of assumptions used

February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Exercise multiple	2.5
Expected volatility range	39.03%

Summary of restricted shares

		Fair Value per Share
		at the Grant
Grant Date	Number of Awards	date (US$)
February 18, 2014	1,370,250	1.93
July 1, 2014	21,132	2.35
August 1, 2014	69,564	2.44
August 7, 2017	1,453,950	1.33
August 8, 2017	3,319,200	1.34
September 13, 2017	45,000	1.33
October 2, 2018	5,992,605	1.19